Share Capital (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 30, 2022	Oct. 04, 2021	May 12, 2022	Sep. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Share Capital [Abstract]
Finance gross proceeds (in Dollars)			$ 22,000,000
Company accrued liquidated damages (in Dollars)					$ 619,355	$ 4,800,000
Company paid liquidated damages (in Dollars)					2,219,355	3,200,000
Outstanding accrued liquidated damages (in Dollars)						$ 1,600,000
Common shares, issued					82,485,583	69,591,389
Common shares, outstanding					82,485,583	69,591,389
Ordinary shares issued	245,098
Fair value amount (in Dollars)	$ 1,000,000
Fair value purchase (in Dollars)	$ 5,600,000
Aggregate of ordinary share			10,990,327
Net proceeds (in Dollars)					$ 21
Preferred shares issued					1,000,000	1,000,000
Preferred shares outstanding					1,000,000	1,000,000
Preferred stock, voting rights description					The preference shares are entitled to the following preference features: 1) an annual dividend of 8% when and if declared by the Board of Directors; 2) a liquidation preference of $10.00 per share; 3) convert on a one for one basis for ordinary shares, subject to a 4.99% conversion limitation; 4) rank senior to ordinary shares in insolvency; and 5) solely for voting purposes vote 50 ordinary shares, for each preference share.
Purchase of aggregate ordinary share					14,472
Restricted stock vesting (in Dollars)					$ 76,820
Treasury stock (in Dollars)					$ 1,094,859	$ 1,171,679
Purchase an aggregate					10,118,046
Warrant [Member]
Share Capital [Abstract]
Exercise price per ordinary share. (in Dollars per share)					$ 7.91
Fair value of warrant (in Dollars)					$ 33,300,000
Ordinary Shares [Member]
Share Capital [Abstract]
Common shares, issued						69,591,389
Common shares, outstanding						69,591,389
Ordinary shares issued	1,487,473				161,768
Withheld shares					14,472
Preferred shares [Member]
Share Capital [Abstract]
Preferred shares issued					1,000,000	1,000,000
Preferred shares outstanding					1,000,000	1,000,000
Ordinary Shares [Member]
Share Capital [Abstract]
Gross proceeds, percentage		2.00%
Finance gross proceeds (in Dollars)		$ 1,600,000
Ordinary Shares [Member] | Warrant [Member]
Share Capital [Abstract]
Aggregate of securities (in Dollars)				$ 10,118,046
Ordinary shares, par value (in Dollars per share)				$ 5.93
Exercise price per ordinary share. (in Dollars per share)				$ 7.91
Ordinary Shares [Member] | Private Placement [Member]
Share Capital [Abstract]
Aggregate of securities (in Dollars)				$ 80,000,017
Ordinary shares				13,490,728
Ordinary shares, par value (in Dollars per share)				$ 0.01
2021 Second Plan [Member]
Share Capital [Abstract]
Ordinary shares issued					24,000
Purchase Agreement [Member]
Share Capital [Abstract]
Private placement warrants outstanding					10,118,046	10,118,046